UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21682

BB&T Variable Insurance Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President

BB&T Variable Insurance Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

BB&T Select Equity VIF (formerly BB&T Large Cap VIF)

Schedule of Portfolio Investments March 31, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS (99.4%)

	Consumer Discretionary (6.9%)
43,100	Comcast Corp., Class A	$ 811,142
7,400	Genuine Parts Co.	312,650
13,500	Lowe’s Cos., Inc.	327,240
19,500	Walt Disney Co. (The)	680,745

		2,131,777

	Consumer Staples (12.0%)
18,200	Campbell Soup Co.	643,370
9,000	CVS Caremark Corp.	329,040
19,500	Kraft Foods, Inc., Class A	589,680
29,000	Kroger Co. (The)	628,140
7,910	PepsiCo, Inc.	523,326
19,500	Unilever PLC, ADR	570,960
7,260	Wal-Mart Stores, Inc.	403,656

		3,688,172

	Energy (14.6%)
3,900	Anadarko Petroleum Corp.	284,037
8,130	Chevron Corp.	616,498
15,290	ConocoPhillips	782,389
13,487	Exxon Mobil Corp.	903,360
8,000	Schlumberger, Ltd.	507,680
27,000	Suncor Energy, Inc.	878,580
6,110	Transocean, Ltd.(a)	527,782

		4,500,326

	Financials (11.8%)
5,460	Berkshire Hathaway, Inc. Class B(a)	443,734
10,950	JPMorgan Chase & Co.	490,013
22,500	MetLife, Inc.	975,150
12,000	Morgan Stanley	351,480
11,000	State Street Corp.	496,540
8,370	Travelers Cos., Inc. (The)	451,478
13,950	Wells Fargo & Co.	434,124

		3,642,519

	Health Care (14.7%)
12,500	Abbott Laboratories	658,500
11,527	Baxter International, Inc.	670,871
8,700	Johnson & Johnson	567,240
15,500	Medtronic, Inc.	697,965
15,000	Merck & Co., Inc.	560,250
31,200	Pfizer, Inc.	535,080
5,100	Teva Pharmaceutical Industries, Ltd., ADR	321,708
8,000	WellPoint, Inc.(a)	515,040

		4,526,654

	Industrials (11.8%)
21,500	ABB, Ltd., ADR	469,560
17,400	Avery Dennison Corp.	633,534
45,000	General Electric Co.	819,000
6,390	Lockheed Martin Corp.	531,776
17,000	Pall Corp.	688,330
12,500	Tyco International, Ltd.	478,125

		3,620,325

	Information Technology (19.1%)
34,800	Applied Materials, Inc.	469,104
21,000	Cisco Systems, Inc.(a)	546,630
16,800	Corning, Inc.	339,528
13,500	eBay, Inc.(a)	363,825
300	Google, Inc., Class A(a)	170,103

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology — (continued)
5,660	Hewlett-Packard Co.	$ 300,829
28,500	Intel Corp.	634,410
3,150	International Business Machines Corp.	403,987
36,000	Microsoft Corp.	1,053,720
19,700	Nokia Corp., ADR(b)	306,138
19,500	Oracle Corp.	500,955
9,300	QUALCOMM, Inc.	390,507
15,000	Tyco Electronics, Ltd.	412,200

		5,891,936

	Materials (4.4%)
15,000	Barrick Gold Corp.	575,100
6,600	Monsanto Co.	471,372
7,100	Nucor Corp.	322,198

		1,368,670

	Telecommunication Services (4.1%)
19,500	AT&T, Inc.	503,880
32,100	Vodafone Group PLC, ADR	747,609

		1,251,489

	Total Common Stocks (Cost $26,821,498)	30,621,868

EXCHANGE TRADED FUND (0.8%)

8,400	Utilities Select Sector SPDR Fund	248,892

	Total Exchange Traded Fund (Cost $241,892)	248,892

INVESTMENT COMPANY (0.0%)

7,532	Federated Treasury Obligations Fund, Institutional Shares	7,532

	Total Investment Company (Cost $7,532)	7,532

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.9%)

$310,275	Pool of Various Securities	287,329

	Total Securities Held as Collateral for Securities on Loan (Cost $310,275)	287,329

Total Investments — 101.1% (Cost $27,381,197)		31,165,621
Net Other Assets (Liabilities) — (1.1)%		(338,073)

NET ASSETS — 100.0%		$30,827,548

(a)	Represents non-income producing security.

(b)	Represents that all or a portion of the security was on loan as of March 31, 2010.

ADR — American Depository Receipt

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Equity VIF

Schedule of Portfolio Investments March 31, 2010 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (60.7%)

57,569	BB&T Equity Income Fund, Institutional Class	$ 736,313
8,130	BB&T Equity Index Fund, Institutional Class	63,817
351,110	BB&T International Equity Fund, Institutional Class	1,804,704
85,103	BB&T Mid Cap Value Fund, Institutional Class	1,033,150
72,312	BB&T Select Equity Fund, Institutional Class	807,003
22,741	BB&T Special Opportunities Equity Fund, Institutional Class	379,551
108,055	BB&T U.S. Treasury Money Market Fund, Institutional Class	108,055

	Total Affiliated Investment Companies (Cost $5,252,767)	4,932,593

EXCHANGE TRADED FUNDS (34.7%)

8,044	iShares Russell 2000 Index Fund	545,464
14,928	iShares Russell Midcap Growth Index Fund	724,306
13,193	iShares S&P 500 Index Fund	1,548,067

	Total Exchange Traded Funds (Cost $2,900,656)	2,817,837

COMMODITY INVESTMENT COMPANY (4.7%)

46,069	Credit Suisse Commodity Return Strategy Fund	376,844

	Total Commodity Investment Company (Cost $374,979)	376,844

Total Investments — 100.1% (Cost $8,528,402)		8,127,274
Net Other Assets (Liabilities) — -0.1%		(5,836)

NET ASSETS — 100.0%		$8,121,438

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Special Opportunities Equity VIF

Schedule of Portfolio Investments March 31, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS (86.8%)

	Consumer Discretionary (7.2%)
100,000	Comcast Corp., Class A	$ 1,882,000
33,000	Yum! Brands, Inc.	1,264,890

		3,146,890

	Consumer Staples (5.4%)
103,800	Dole Food Co., Inc.(a)	1,230,030
15,000	Energizer Holdings, Inc.(a)	941,400
2,569	Ralcorp Holdings, Inc.(a)	174,127

		2,345,557

	Energy (6.1%)
12,000	Apache Corp.	1,218,000
10,000	Halliburton Co.	301,300
73,000	Weatherford International, Ltd.(a)	1,157,780

		2,677,080

	Financials (3.4%)
25,000	Bank of New York Mellon Corp. (The)	772,000
1,900	Markel Corp.(a)	711,854

		1,483,854

	Health Care (26.8%)
29,000	Allscripts-Misys Healthcare Solutions, Inc.(a)(b)	567,240
21,000	Baxter International, Inc.	1,222,200
20,000	Becton Dickinson & Co.	1,574,600
66,000	Bristol-Myers Squibb Co.	1,762,200
34,000	Gilead Sciences, Inc.(a)	1,546,320
24,400	McKesson Corp.	1,603,568
10,000	MedCath Corp.(a)	104,700
26,000	Teva Pharmaceutical Industries, Ltd., ADR	1,640,080
53,000	UnitedHealth Group, Inc.	1,731,510

		11,752,418

	Industrials (2.9%)
14,000	L-3 Communications Holdings, Inc.	1,282,820

	Information Technology (34.6%)
114,000	Activision Blizzard, Inc.	1,374,840
64,000	Akamai Technologies, Inc.(a)	2,010,240
210,000	ARM Holdings PLC, ADR(c)	2,244,900
66,000	Cisco Systems, Inc.(a)	1,717,980
25,000	Corning, Inc.	505,250
97,000	Dell, Inc.(a)	1,455,970

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology — (continued)
66,000	eBay, Inc.(a)	$ 1,778,700
30,000	Harris Corp.	1,424,700
37,000	Intuit, Inc.(a)	1,270,580
81,000	Symantec Corp.(a)	1,370,520

		15,153,680

	Utilities (0.4%)
3,806	FPL Group, Inc.	183,944

	Total Common Stocks (Cost $30,646,665)	38,026,243

INVESTMENT COMPANY (13.3%)

5,827,134	Federated Treasury Obligations Fund, Institutional Shares	5,827,134

	Total Investment Company (Cost $5,827,134)	5,827,134

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.7%)

$332,438	Pool of Various Securities	303,683

	Total Securities Held as Collateral for Securities on Loan (Cost $332,438)	303,683

Total Investments — 100.8% (Cost $36,806,237)		44,157,060
Net Other Assets (Liabilities) — (0.8)%		(355,016)

NET ASSETS — 100.0%		$43,802,044

(a)	Represents non-income producing security.

(b)	Security held as collateral for written call option.

(c)	Represents that all or a portion of the security was on loan as of March 31, 2010.

ADR — American Depository Receipt

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Total Return Bond VIF

Schedule of Portfolio Investments March 31, 2010 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (1.5%)

$ 35,000	Bank of America Credit Card Trust, Series 2008A-1, Class A1, 0.810%, 4/15/13*	$ 35,058
250,000	Bank of America Credit Card Trust, Series 2006-A6, Class A6, 0.260%, 11/15/13*	248,753
40,000	MBNA Credit Card Master Note Trust, Series 2005-A4, Class A4, 0.270%, 11/15/12*	39,986

	Total Asset Backed Securities (Cost $321,603)	323,797

COLLATERALIZED MORTGAGE OBLIGATIONS (14.3%)

159,143	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 5.296%, 4/25/35*	149,371
224,661	American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, 2.394%, 6/25/45*	199,210
150,434	Chase Mortgage Finance Corp., Series 2003-S7, Class A1, 0.646%, 8/25/18*	139,007
226,043	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 4A3, 5.000%, 8/25/20	223,407
198,579	Fannie Mae, Series 2009-86, Class CA, 4.500%, 9/25/24	206,256
355,735	Fannie Mae, Series 2009-70, Class PA, 5.000%, 8/25/35	379,903
82,548	Freddie Mac, Series 2906, Class VC, 5.000%, 12/15/15	88,466
278,833	Freddie Mac, Series 3578, Class AM, 4.500%, 9/15/16	291,956
177,376	GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.500%, 1/25/20	179,135
151,964	MASTR Alternative Loans Trust, Series 2005-4, Class 4A1, 5.500%, 6/25/20	147,334
32,927	MASTR Asset Securitization Trust, Series 2004-1, Class 1A1, 5.000%, 2/25/34	32,882
187,673	RAAC, Series 2004-SP3, Class AI5, 4.890%, 12/25/32*	180,459
142,036	RBSSP Resecuritization Trust, Series 2009-6, Class 2A1, 5.892%, 1/26/36*(a)	136,731
65,135	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 5.126%, 12/25/34*	60,241
186,452	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 4.849%, 6/25/34*	173,885
104,910	Structured Asset Securities Corp., Series 2005-6, Class 5A1, 5.000%, 5/25/35	100,877
164,293	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.903%, 1/25/35*	148,313
174,654	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 4.936%, 10/25/35*	160,731

	Total Collateralized Mortgage Obligations (Cost $2,954,772)	2,998,164

COMMERCIAL MORTGAGE-BACKED SECURITIES (12.3%)

55,000	Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A6, 4.877%, 7/10/42*	55,626
114,000	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A5, 5.135%, 11/10/42*	119,104
130,000	Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A3, 5.449%, 1/15/49	133,003

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$200,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.467%, 9/15/39	$ 192,129
140,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40(a)	134,135
220,000	CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A3, 4.813%, 2/15/38	220,932
110,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/39	106,975
59,455	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.305%, 8/10/42	60,409
360,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class A4, 5.335%, 8/12/37*	374,275
210,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814%, 6/12/43*	216,662
166,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A3, 4.865%, 3/15/46	170,542
169,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/49	162,807
159,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	154,020
28,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46*	28,680
220,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/42	224,009
154,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	153,625
67,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3, 5.902%, 2/15/51*	69,139

	Total Commercial Mortgage-Backed Securities (Cost $2,372,077)	2,576,072

CORPORATE BONDS (42.1%)

	Consumer Discretionary (3.1%)
200,000	CBS Corp., 8.875%, 5/15/19	241,601
154,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	205,770
91,000	Historic TW, Inc., 9.125%, 1/15/13	106,313
103,000	Time Warner Cable, Inc., 6.750%, 6/15/39	108,048

		661,732

	Consumer Staples (2.5%)
106,000	Altria Group, Inc., 9.950%, 11/10/38	139,195
117,000	CVS Caremark Corp., 6.125%, 9/15/39	116,284
50,000	Kraft Foods, Inc., 5.375%, 2/10/20	50,818
105,000	Macy’s Retail Holdings, Inc., 5.350%, 3/15/12	110,250
100,000	New Albertson’s, Inc., 7.500%, 2/15/11	103,500

		520,047

	Energy (2.5%)
145,000	Boardwalk Pipelines LP, 5.750%, 9/15/19	149,793
68,000	Peabody Energy Corp., Series B, 6.875%, 3/15/13	68,765

Continued 4

BB&T Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy — (continued)
$105,000	Plains All American Pipeline LP, 8.750%, 5/1/19	$ 128,096
130,000	Smith International, Inc., 9.750%, 3/15/19	174,864

		521,518

	Financials (18.7%)
170,000	Aflac, Inc., 8.500%, 5/15/19	204,689
146,000	American Express Co., 8.125%, 5/20/19	176,835
141,000	Bank of America Corp., 5.125%, 11/15/14(b)	146,209
111,000	Bank of America Corp., 5.750%, 12/1/17	113,805
65,000	Bank of America Corp., 7.625%, 6/1/19	74,351
220,000	Bank of Nova Scotia, 2.250%, 1/22/13	222,029
113,000	Bear Stearns Cos., LLC (The), 7.250%, 2/1/18(b)	130,593
195,000	Citigroup, Inc., 8.500%, 5/22/19	227,601
100,000	Credit Suisse AG, 5.400%, 1/14/20	100,782
158,000	ERP Operating LP REIT, 5.125%, 3/15/16	162,485
210,000	Ford Motor Credit Co., LLC, 9.875%, 8/10/11	222,722
105,000	Ford Motor Credit Co., LLC, 7.500%, 8/1/12	108,726
30,000	GATX Financial Corp., 5.125%, 4/15/10	30,024
273,000	General Electric Capital Corp., MTN, 6.875%, 1/10/39	294,461
101,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/19	115,423
148,000	Goldman Sachs Group, Inc. (The), 6.125%, 2/15/33(b)	146,283
190,000	Hyundai Capital Services, Inc., 6.000%, 5/5/15(a)	199,378
162,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	174,582
115,000	MetLife, Inc., 6.750%, 6/1/16	128,875
173,000	Morgan Stanley, MTN, Series F, 6.625%, 4/1/18(b)	184,518
110,000	National Australia Bank, Ltd., 3.750%, 3/2/15(a)	110,438
50,000	Nissan Motor Acceptance Corp., 4.500%, 1/30/15(a)	50,126
177,000	Prudential Financial, Inc., MTN, Series B, 5.100%, 9/20/14	186,953
70,000	Simon Property Group LP REIT, 10.350%, 4/1/19	88,016
114,000	Wachovia Corp., 5.625%, 10/15/16	120,138
194,000	Wells Fargo & Co., 5.625%, 12/11/17(b)	205,808

		3,925,850

	Health Care (0.8%)
90,000	Laboratory Corp. of America Holdings, 5.625%, 12/15/15(b)	97,425
60,000	Life Technologies Corp., 6.000%, 3/1/20	61,432

		158,857

	Industrials (4.2%)
186,000	Allied Waste North America, Inc., 6.875%, 6/1/17(b)	202,740
240,000	Corrections Corp. of America, 6.250%, 3/15/13(b)	243,300
60,000	Goodrich Corp., 6.290%, 7/1/16	66,557
110,000	L-3 Communications Corp., 5.875%, 1/15/15	111,925
105,000	Masco Corp., 5.875%, 7/15/12	109,788
142,000	Roper Industries, Inc., 6.250%, 9/1/19	150,477

		884,787

	Information Technology (2.5%)
194,000	Adobe Systems, Inc., 4.750%, 2/1/20	190,555
45,000	Agilent Technologies, Inc., 5.500%, 9/14/15	48,238
75,000	CA, Inc., 5.375%, 12/1/19	75,809
189,000	Xerox Corp., 6.350%, 5/15/18	204,739

		519,341

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Materials (3.4%)
$225,000	ArcelorMittal, 9.850%, 6/1/19	$ 285,974
83,000	Dow Chemical Co. (The), 8.550%, 5/15/19	100,408
190,000	Freeport-McMoRan Copper & Gold, Inc., 8.250%, 4/1/15	206,863
118,000	International Paper Co., 7.300%, 11/15/39	126,101

		719,346

	Telecommunication Services (3.7%)
103,000	America Movil SAB de CV, 6.375%, 3/1/35	103,737
109,000	AT&T, Inc., 6.400%, 5/15/38(b)	112,067
100,000	Crown Castle International Corp., 9.000%, 1/15/15	108,250
160,000	Sprint Capital Corp., 7.625%, 1/30/11	164,600
58,000	Telecom Italia Capital SA, 7.175%, 6/18/19	62,617
100,000	Telecom Italia Capital SA, 7.721%, 6/4/38	107,288
96,000	Verizon Communications, Inc., 7.350%, 4/1/39	111,247

		769,806

	Utilities (0.7%)
144,000	Ohio Power Co., Series K, 6.000%, 6/1/16	157,835

	Total Corporate Bonds (Cost $8,361,206)	8,839,119

MORTGAGE-BACKED SECURITIES (20.7%)

	Fannie Mae(c) (8.5%)
17,181	4.500%, 10/1/18, Pool #752030	18,089
7,888	5.500%, 12/1/20, Pool #831138	8,505
30,179	5.500%, 5/1/21, Pool #895628	32,541
129,460	5.000%, 5/1/23, Pool #976197	136,711
37,618	5.000%, 10/1/25, Pool #255894	39,161
37,306	5.500%, 2/1/27, Pool #256600	39,555
31,562	6.000%, 9/1/34, Pool #790912	34,053
15,677	7.000%, 6/1/35, Pool #255820	17,404
80,894	5.000%, 11/1/35, Pool #842402	83,681
48,589	6.000%, 12/1/36, Pool #902054	51,862
43,078	6.000%, 1/1/37, Pool #906095	45,980
40,699	6.000%, 4/1/37, Pool #914725	43,300
62,614	6.000%, 7/1/37, Pool #256800	66,616
436,344	6.500%, 7/1/37, Pool #941315	473,507
10,477	6.000%, 9/1/37, Pool #955005	11,146
288,315	4.810%, 7/1/38, Pool #981430*	301,798
73,514	5.500%, 7/1/38, Pool #934323	77,566
295,000	6.000%, 4/15/40(d)	313,345

		1,794,820

	Freddie Mac(c) (6.6%)
45,588	6.000%, 10/1/19, Pool #G11679	49,277
22,365	5.500%, 10/1/21, Pool #G12425	24,014
39,261	5.000%, 1/1/22, Pool #J04202	41,518
66,848	5.000%, 5/1/22, Pool #J04788	70,690
161,048	5.000%, 8/1/22, Pool #J05384	170,304
216,282	6.000%, 11/1/23, Pool #G13325	233,533
24,428	5.500%, 7/1/35, Pool #A36540	25,860
12,603	6.000%, 7/1/35, Pool #A36304	13,608

Continued 5

BB&T Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Freddie Mac(c) — (continued)
$ 39,941	5.500%, 2/1/36, Pool #G08111	$ 42,257
63,395	5.826%, 12/1/36, Pool #1J1390*	67,041
61,431	5.500%, 4/1/37, Pool #G08192	64,941
36,066	5.000%, 6/1/37, Pool #G03094	37,290
32,965	5.692%, 9/1/37, Pool #1Q0319*	34,994
104,340	6.500%, 12/1/37, Pool #A69955	113,601
22,411	5.500%, 1/1/38, Pool #A71523	23,692
64,477	5.238%, 4/1/38, Pool #783255*	68,185
100,000	5.500%, 4/15/40(d)	105,594
184,000	6.000%, 4/15/40(d)	197,426

		1,383,825

	Ginnie Mae (5.6%)
220,464	5.500%, 9/15/38, Pool #782405	233,725
378,580	5.500%, 1/15/39, Pool #646685	401,163
168,672	5.500%, 1/15/39, Pool #692307	178,734
187,000	5.000%, 4/15/40(d)	194,363
160,000	5.500%, 4/15/40(d)	169,225

		1,177,210

	Total Mortgage-Backed Securities (Cost $4,225,509)	4,355,855

MUNICIPAL BONDS (6.9%)

	California (2.5%)
65,000	California State, Build America Bonds, School Improvements G.O., Taxable, 7.625%, 3/1/40	67,742
190,000	California State, Water Utility Improvements G.O., Taxable, 5.450%, 4/1/15	195,016
30,000	Los Angeles Harbor Department, Crossover Refunding Revenue, Series A, Callable 8/1/12 @ 100 (AMBAC), 5.500%, 8/1/14	31,812
220,000	Metropolitan Water District of Southern California, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	224,992

		519,562

	District of Columbia (0.3%)
70,000	Metropolitan Washington Airports Authority, Refunding Revenue Bonds, Series D (NATL-RE), 5.000%, 10/1/11	73,663

	Florida (0.7%)
135,000	Greater Orlando Aviation Authority, FL, Port, Airport & Marina Improvements Revenue, Series A, Callable 5/3/10 @ 101 (NATL-RE FGIC), 5.250%, 10/1/12	136,702

	Iowa (0.9%)
250,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Series E, Taxable, Callable 4/12/10 @ 100 (AMBAC, GTD STD LNS), 1.955%, 12/1/31*(e)(f)	182,500

	New Jersey (1.0%)
300,000	Higher Education Student Assistance Authority, NJ, Student Loan Revenue Bonds, Series A, Callable 3/31/10 @ 100 (NATL-RE, GTD STD LNS), 0.788%, 6/1/36*(e)(f)	210,000

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	New York (1.5%)
$ 70,000	New York & New Jersey Port Authority, Port, Airport & Marina Improvements Revenue, Series 122, Callable 5/3/10 @ 100.50 (G.O. of Authority), 5.500%, 7/15/15	$ 70,489
95,000	New York City Municipal Water Finance Authority, Water Utility Improvements Revenue, Series EE, Taxable, Callable 6/15/20 @ 100, 6.491%, 6/15/42	95,699
155,000	New York, NY, Build America Bonds, Public Improvements G.O., Series G1, 4.774%, 3/1/20	153,714

		319,902

	Total Municipal Bonds (Cost $1,586,349)	1,442,329

U.S. GOVERNMENT AGENCIES (0.2%)

	Freddie Mac (0.2%)
46,000	4.625%, 10/25/12	49,601

	Total U.S. Government Agencies (Cost $49,673)	49,601

U.S. TREASURY NOTES (1.6%)

116,000	3.375%, 11/15/19	111,931
225,000	4.500%, 8/15/39	217,266

	Total U.S. Treasury Notes (Cost $331,598)	329,197

FOREIGN GOVERNMENT BONDS (1.8%)

	Bahrain (0.5%)
105,000	Bahrain Government International Bond, 5.500%, 3/31/20(a)	104,180

	Qatar (0.8%)
160,000	Qatar Government International Bond, 4.000%, 1/20/15(a)	162,960

	South Africa (0.5%)
100,000	South Africa Government International Bond, 5.500%, 3/9/20	101,250

	Total Foreign Government Bonds (Cost $365,041)	368,390

Shares
INVESTMENT COMPANY (2.6%)

555,315	Federated Treasury Obligations Fund, Institutional Shares	555,315

	Total Investment Company (Cost $555,315)	555,315

Continued 6

BB&T Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

Principal Amount		Fair Value
SHORT TERM INVESTMENTS (0.0%)

$17,758	BNY Institutional Cash Reserve, Series B	$ 4,084

	Total Short Term Investments (Cost $17,758)	4,084

Total Investments — 104.0% (Cost $21,140,901)		21,841,923
Net Other Assets (Liabilities) — (4.0)%		(840,508)

NET ASSETS — 100.0%		$21,001,415

*

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2010. The maturity date reflected is the final maturity date.

(a)

Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b) Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.

(c)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(d) Represents securities purchased on a when-issued basis. At March 31, 2010, total cost of investments purchased on a when-issued basis for the Total Return Bond VIF was $982,746.

(e) Security was fair valued under methods approved by the Board of Trustees.

(f) Illiquid.

AMBAC — American Municipal Bond Insurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

GTD STD LNS — Guaranteed Student Loans

MTN — Medium Term Note

NATL — National

RE — Reinsurance

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments. 7

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments

March 31, 2010 (Unaudited)

1.	Organization:

The BB&T Variable Insurance Funds (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of the BB&T Select Equity VIF (formerly BB&T Large Cap VIF), the BB&T Capital Manager Equity VIF, the BB&T Special Opportunities Equity VIF, and the BB&T Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. The BB&T Capital Manager Equity VIF invests primarily in underlying mutual funds as opposed to individual securities.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, U.S. Government agency securities, futures and options, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (“the Board”) to value certain securities, including through the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies, including the underlying Funds in which the BB&T Capital Manager Equity VIF invests, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event that materially affects the furnished price has occurred) will be valued at fair value determined in good faith by the Pricing Committee under the general supervision of the Board. The following Fund had securities valued by the Pricing Committee as of March 31, 2010:

	Fair Value	Percentage of Net Assets
BB&T Total Return Bond VIF	$392,500	1.87%

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of each Fund’s investments as of March 31, 2010 is as follows:

Assets: Investments in Securities	Level 1– Quoted Prices (a)	Level 2– Other Significant Observable Inputs (b)	Level 3– Significant Unobservable Inputs	Total
BB&T Select Equity VIF	$30,878,292	$287,329	$—	$31,165,621
BB&T Capital Manager Equity VIF	8,127,274	—	—	8,127,274
BB&T Special Opportunities Equity VIF	43,853,377	303,683	—	44,157,060

Liabilities:
Other Financial Instruments - Written Options
BB&T Special Opportunities Equity VIF	$11,600	$—	$—	$11,600

(a) Industries or security types as disclosed in the Schedules of Portfolio Investments. (b) Represents securities held as collateral for securities on loan.

BB&T Total Return Bond VIF Assets: Investments in Securities	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Asset Backed Securities	$—	$323,797	$—	$323,797
Collateralized Mortgages Obligations	—	2,998,164	—	2,998,164
Commercial Mortgage-Backed Securities	—	2,576,072	—	2,576,072
Corporate Bonds	—	8,839,119	—	8,839,119
Mortgage-Backed Securities	—	4,355,855	—	4,355,855
Municipal Bonds	—	1,049,829	392,500	1,442,329
U.S. Government Agencies	—	49,601	—	49,601
U.S. Treasury Notes	—	329,197	—	329,197
Foreign Government Bonds	—	368,390	—	368,390
Investment Company	555,315	—	—	555,315
Short Term Investments	—	4,084	—	4,084

Total	$555,315	$20,894,108	$392,500	$21,841,923

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

BB&T Total Return Bond VIF
Municipal Bonds
Balance as of 01/01/10 (Fair value)	$392,500
Change in unrealized appreciation/(depreciation)	—

Balance as of 03/31/10 (Fair value)	$392,500

Security Transactions and Related Income — During the period, security transactions are accounted for no later than one business day after trade date. For financial reporting purposes, however, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Mortgage Dollar Rolls — The BB&T Total Return Bond VIF may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Option Contracts — The Funds may write (sell) “covered” call options and purchase options to close out options previously written by it. The Funds may buy put options for the purposes of hedging. These transactions may be entered into to hedge against changes in interest rates (interest rate risk), security prices (equity risk), currency fluctuations (foreign currency exchange rate risk), and other market developments, or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in fair value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value. The Funds may execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, the Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds maximum amount of loss is the premium paid (as the purchaser) or the unrealized loss of the contract (as the writer).

The BB&T Special Opportunities Equity VIF invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. The following is a summary of written call options outstanding as of March 31, 2010:

	BB&T Special Opportunities Equity VIF
Security	Number of Contracts	Value
Allscripts-Misys Healthcare Solutions Inc., $20.00, 4/17/10	290	$(11,600)

Security Loans — The Funds may loan securities secured by collateral in the form of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, irrevocable letters of credit, U.S. dollars, cash or other forms of collateral as may be agreed between the Trust and BNY Mellon Bank, N.A., the lending agent (“BNY Mellon”). A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of income and earnings from the investment and reinvestment of cash collateral received and held on behalf of the Fund (after payment of a “broker rebate fee” to the borrower). In extremely low interest rate environments, the broker rebate

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

March 31, 2009 (Unaudited)

fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. A Fund also continues to receive interest or dividends on the securities loaned. Although security loans are secured at all times by collateral, the loans may not be fully supported if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. Concurrently with the delivery of a Fund’s securities to a borrower, BNY Mellon is required to obtain from the borrower collateral equal to at least 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities, and at least 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. If at the close of trading on any business day the market value of the collateral is less than 100% of the market value of such loaned securities as of such business day, the borrower is required to deliver additional collateral which will cause the total collateral to be equal to not less than 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities and 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. A Fund bears all of the gains and losses on such investments. Cash collateral received by a Fund at March 31, 2010 was invested in the BNY Institutional Cash Reserve Fund (“ICRF”) Series A and B, an unregistered investment pool managed by BNY Mellon, which was invested in repurchase agreements and Lehman Brothers.

The net asset value of a Fund may be affected by an increase or decrease in the value of the securities loaned or by an increase or decrease in the value of the ICRF or any other investment vehicle in which cash collateral may be invested. At March 31, 2010, the ICRF held investments in Lehman Brothers (Series B), which was in default. The default resulted in the value of the ICRF being less than the amount of collateral owed back to the borrowing brokers. The difference between the value of the collateral investments in the ICRF and what is owed to the borrowing brokers negatively impacted the NAV’s of certain Funds at March 31, 2010 by the following amounts per share:

NAV Impact
BB&T Select Equity VIF	$0.01
BB&T Special Opportunities Equity VIF	0.01
BB&T Total Return Bond VIF	0.01

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The Funds are indemnified from losses resulting from brokers failing to return securities. As the securities lending agent for the Funds, BNY Mellon receives for its services 20% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. In connection with lending securities, a Fund may pay reasonable administrative and custodial fees. At March 31, 2010, the following Fund had loans outstanding:

	Value of Loaned Securities	Cost of Collateral	Value of Collateral	Average Value on Loan for the Year ended March 31, 2010
BB&T Select Equity VIF	$306,138	$310,275	$287,329	$111,020
BB&T Special Opportunities Equity VIF	315,890	332,438	303,683	634,329

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

March 31, 2009 (Unaudited)

3.	Investments in Affiliated Issuers:

A summary of the Fund’s transactions in the shares of affiliated issuers during the period ended March 31, 2010 is set forth below:

	Shares Held at December 31, 2009	Shares Purchased	Shares Sold	Shares Held at March 31, 2010	Value at March 31, 2010
BB&T Capital Manager Equity Fund
BB&T Equity Income Fund, Institutional Class	58,718	—	1,149	57,569	$ 736,313
BB&T Equity Index Fund, Institutional Class	8,241	26	137	8,130	63,817
BB&T International Equity Fund, Institutional Class	326,146	29,528	4,564	351,110	1,804,704
BB&T Mid Cap Value Fund, Institutional Class	92,824	57,828	65,549	85,103	1,033,150
BB&T Select Equity Fund, Institutional Class	62,020	11,157	865	72,312	807,003
BB&T Special Opportunities Equity Fund, Institutional Class	24,016	—	1,275	22,741	379,551
BB&T U.S. Treasury Money Market Fund, Institutional Class	159,013	12,937,742	12,988,700	108,055	108,055

Total Affiliates	730,978	13,036,281	13,062,239	705,020	$4,932,593

4.	Federal Tax Information:

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2009 the following Funds have net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is possible that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
BB&T Select Equity VIF	$21,055,133	2016
BB&T Select Equity VIF	3,263,903	2017
BB&T Capital Manager Equity VIF	2,272,242	2016
BB&T Capital Manager Equity VIF	1,989,928	2017
BB&T Special Opportunities Equity VIF	2,988,566	2017

Under current tax law, capital losses after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund had deferred post October capital losses, which will be treated on the first business day of the fiscal year ending December 31, 2010:

Post- October Losses
BB&T Capital Manager Equity VIF	$74,216

At March 31, 2010, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BB&T Select Equity VIF	$27,353,618	$4,296,446	$ (771,772)	$ 3,524,674
BB&T Capital Manager Equity VIF	9,470,459	182,200	(1,525,385)	(1,343,185)
BB&T Special Opportunities Equity VIF	36,534,656	7,607,067	(288,346)	7,318,721
BB&T Total Return Bond VIF	21,128,409	913,429	(203,999)	709,430

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  BB&T Variable Insurance Funds

By (Signature and Title)	/s/ E.G. PURCELL, III
E.G. Purcell, III, President
(principal executive officer)

Date 5/24/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ E.G. PURCELL, III
E.G. Purcell, III, President
(principal executive officer)

Date 5/24/10

By (Signature and Title)	/s/ ANDREW J. MCNALLY
Andrew J. McNally, Treasurer
(principal financial officer)

Date 5/24/10